SUPPLEMENT DATED AUGUST 26, 2005

•	AXA PREMIER VIP TRUST

This Supplement updates the Prospectus of AXA Premier VIP Trust (“Trust”), dated May 1, 2005. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this supplement is to provide you with updated information regarding the AXA Allocation Portfolios.

The following replaces in its entirety the section of the Prospectus entitled “THE AXA ALLOCATION PORTFOLIOS AT A GLANCE.”

The AXA Allocation Portfolios at a Glance

The AXA Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the AXA Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five AXA Allocation Portfolios – AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio. Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. The chart below illustrates each AXA Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

AXA Allocation Portfolio	Income	Growth of Capital
Conservative Allocation Portfolio	High	Low
Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
Moderate Allocation Portfolio	Medium	Medium to High
Moderate-Plus Allocation Portfolio	Low	Medium to High
Aggressive Allocation Portfolio	Low	High

AXA Equitable, under the oversight of the Trust’s board of trustees (the “Board”), has established an asset allocation target for each AXA Allocation Portfolio. This target is the approximate percentage of each portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios in which the portfolio invests. Subject to this asset allocation target, AXA Equitable also has established target investment percentages for each asset category in which an AXA Allocation Portfolio invests. Each target investment percentage is an approximate percentage of a portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equity securities, large cap equity securities, small/mid cap equity securities, investment grade bonds, and high yield bonds). These asset allocation targets and target investment percentages may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios in which to invest using a proprietary investment process, based on fundamental research regarding the investment characteristics of the asset class, asset categories and Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable may add new Underlying Portfolios or replace existing Underlying Portfolios. The following chart describes the current and anticipated allocation among the asset classes and asset categories for each AXA Allocation Portfolio.

Asset Class	Conservative Allocation	Conservative-Plus Allocation	Moderate Allocation	Moderate-Plus Allocation	Aggressive Allocation
Range of Equities*	20%	40%	50%	70%	90%
• International	0%	0%	0%	20%	25%
• Large Cap	15%	30%	35%	35%	45%
• Small/Mid Cap	5%	10%	15%	15%	20%
Range of Bonds*	80%	60%	50%	30%	10%
• Investment Grade	75%	55%	45%	30%	10%
• High Yield	5%	5%	5%	0%	0%

*	Actual allocations can deviate from the amounts shown above by 15% for each asset category. Each AXA Allocation Portfolio may temporarily deviate from its asset allocation target for defensive purposes.

Actual allocations can deviate from the amounts shown above by 15% for each asset category. Each AXA Allocation Portfolio also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, each AXA Allocation Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the equity securities holdings or fixed income securities holdings of the Underlying Portfolios in which it invests. The AXA Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance each AXA Allocation Portfolio’s holdings as deemed necessary to bring the asset allocation of an AXA Allocation Portfolio back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios in which the AXA Allocation Portfolios currently may invest, the table below lists the Underlying Portfolios, divided by asset category based on each Underlying Portfolio’s primary securities holdings. Each of the Underlying Portfolios is advised by AXA Equitable and sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. Additional information regarding the Underlying Portfolios is included in the prospectus for these portfolios dated May 1, 2005. You should be aware that in addition to the fees directly associated with an AXA Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The AXA Allocation Portfolios will purchase Class A/IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees.

Investment Grade Bond	High Yield Bond

AXA Premier VIP Core Bond

EQ/Alliance Intermediate Government Securities

EQ/Alliance Quality Bond

EQ/Government Securities

EQ/Intermediate Term Bond

EQ/J.P. Morgan Core Bond*

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Real Return

EQ/Short Duration Bond

AXA Premier VIP High Yield EQ/Caywood-Scholl High-Yield Bond

Large Cap Equities	Small/Mid Cap Equities

AXA Premier VIP Aggressive Equity

AXA Premier VIP Large Cap Core Equity

AXA Premier VIP Large Cap Growth

AXA Premier VIP Large Cap Value

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Large Cap Growth

EQ/Bernstein Diversified Value

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Evergreen Omega

EQ/JP Morgan Value Opportunities*

EQ/Janus Large Cap Value

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/Mergers and Acquisitions*

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Montag & Caldwell Growth

EQ/TCW Equity

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

AXA Premier VIP Small/Mid Cap Growth*

AXA Premier VIP Small/Mid Cap Value*

EQ/Alliance Small Cap Growth

EQ/Bear Stearns Small Company Growth

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value*

EQ/Lazard Small Cap Value

EQ/Lord Abbett Mid Cap Value

EQ/Small Company Value*

EQ/Van Kampen Mid Cap Growth

EQ/Wells Fargo Montgomery Small Cap

International Equities
AXA Premier VIP International Equity EQ/Alliance International EQ/Capital Guardian International EQ/International Growth EQ/Mercury International Value EQ/Van Kampen Emerging Markets Equity

*	Portfolio name change to be effected on or about October 17, 2005 to the following: EQ/JPMorgan Core Bond, EQ/JPMorgan Value Opportunities, EQ/GAMCO Mergers and Acquisitions, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, EQ/FI Mid Cap Value and EQ/GAMCO Small Company Value Portfolios, respectively.

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in any of the AXA Allocation Portfolios bears both the expenses of the particular AXA Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an AXA Allocation Portfolio instead of in the AXA Allocation Portfolio itself. However, not all of the Underlying Portfolios of an AXA Allocation Portfolio may be available as an investment option in your variable annuity contract or variable life policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

In the “GOALS, STRATEGIES AND RISK” section of the prospectus, the first paragraph and the accompanying table under the heading “Principal Investment Strategies” for each AXA Allocation Portfolio are replaced with the following.

AXA Conservative Allocation Portfolio

This portfolio invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%
Large Cap Equity Securities	15%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield Bonds	5%

AXA Conservative-Plus Allocation Portfolio

This portfolio invests approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%
Large Cap Equity Securities	30%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield Bonds	5%

AXA Moderate Allocation Portfolio

This portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	0%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	45%
High Yield Bonds	5%

AXA Moderate-Plus Allocation Portfolio

This portfolio invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	20%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	30%
High Yield Bonds	0%

AXA Aggressive Allocation Portfolio

This portfolio invests approximately 90% of its assets in equity investments and approximately 10% of its assets in fixed income investments through investments in Underlying Portfolios. Subject to the asset allocation target, the portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the portfolio being invested in the following asset categories in the approximate percentages shown in the chart below. Actual allocations can deviate from the amounts shown below by 15% for each asset category.

International Equity Securities	25%
Large Cap Equity Securities	45%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	10%
High Yield Bonds	0%

In the “MANAGEMENT TEAM” section of the prospectus, the second paragraph under the heading “The Manager” is replaced with the following.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the AXA Allocation Portfolios. In addition to its managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for each AXA Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each AXA Allocation Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by an AXA Allocation Portfolio using AXA Equitable’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each AXA Allocation Portfolio’s holdings as deemed necessary to bring the asset allocation of an AXA Allocation Portfolio back into alignment with its asset allocation range.